ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
NOTE 7 — ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities at December 31 consisted of the following:

	Successor Company 2017	Predecessor Company 2016
Payables to agents	$6,875,416	$4,879,360
Compensation accruals	1,092,460	870,856
Accruals for taxes	318,792	163,843
Accrued interest	—	676,806
Other	3,227,781	3,296,070
	$11,514,449	$9,886,935